Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 18, 2020
Registrant Name	Adviser Managed Trust
Entity Central Index Key	0001502608
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 18, 2020
Document Effective Date	Mar. 18, 2020
Prospectus Date	Nov. 30, 2019
Tactical Offensive Equity Fund | Tactical Offensive Equity Fund
Prospectus:
Trading Symbol	TCOEX
Tactical Offensive Fixed Income Fund | Tactical Offensive Fixed Income Fund
Prospectus:
Trading Symbol	TCOFX